Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Prospectus Date	Feb. 28, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus:
Trading Symbol	TBJL
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus:
Trading Symbol	TFJL
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus:
Trading Symbol	BALT
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF
Prospectus:
Trading Symbol	BSTP
Innovator Power Buffer Step-Up Strategy ETF | Innovator Power Buffer Step-Up Strategy ETF
Prospectus:
Trading Symbol	PSTP
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF
Prospectus:
Trading Symbol	SFLR
Innovator Nasdaq-100 Managed Floor ETF | Innovator Nasdaq-100 Managed Floor ETF
Prospectus:
Trading Symbol	QFLR
Innovator U.S. Small Cap Managed Floor ETF | Innovator U.S. Small Cap Managed Floor ETF
Prospectus:
Trading Symbol	RFLR
Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100 ETF
Prospectus:
Trading Symbol	QHDG
Innovator Emerging Markets 10 Buffer ETF - Quarterly | Innovator Emerging Markets 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	EBUF
Innovator International Developed 10 Buffer ETF - Quarterly | Innovator International Developed 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	IBUF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly | Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	QBUF
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly | Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	RBUF
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly | Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	EALT
Innovator U.S. Equity 10 Buffer ETF - Quarterly | Innovator U.S. Equity 10 Buffer ETF - Quarterly
Prospectus:
Trading Symbol	ZALT